DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Discontinued Operations [Table Text Block]
Cash consideration received	$800,000
Net assets disposed:
Cash	5,657
Capital assets	6,964
Mineral rights	800,000
812,621

Loss on sale of discontinued operation	12,621

Schedule of Results of the Discontinued Operation [Table Text Block]
Total discontinued operation	2014
– Statement of comprehensive loss
Expenses
Field camp expenses	-
Surveying	-
Geophysics	-
Geochemistry	-
Geology	-
Drilling	-
Professional fees	2,072
Environmental testing	-
General and administrative	85,951
Gain on sale of capital assets	-
Impairment of mineral properties	-
Depreciation	7,312
Net loss before discontinuing operation [1]	95,335
Loss on sale of discontinued operation	12,621

Net loss from discontinued operation	107,956

Schedule of Cash Flows from the Discontinued Operation [Table Text Block]
For the
period
ended July
15, 2014

CASH PROVIDED BY (USED IN)
Operating activities:
Net loss from discontinued operation	$(107,956)
Adjustments required to reconcile net loss with net cash used in operating activities
Impairment of mineral properties	-
Depreciation	7,312
Gain on sale of capital assets	-
Loss from discontinued operation	12,621
Stock based compensation - employees	3,196
Changes in non-cash working capital balances
Prepaids and advances	2,980
Due from related parties	-
Accounts payable	(213,461)
Cash used in operating activities	(295,308)
Financing activities
(Repayment to)/advance from parent	(501,834)
Cash(used in)/provided by financing activities	(501,834)
Investing activities
Proceeds from sale of capital assets	-
Proceeds from sale of discontinued operation	800,000
Cash provided by investing activities	800,000

Net increase/(decrease) in cash	2,858

Cash, beginning of the period	2,799
Cash balance included in net assets disposed	(5,657)
Cash, end of the period	$-